Inventories (Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Finished goods	¥ 148,720	¥ 149,356
Materials and supplies	4,668	4,520
Total	¥ 153,388	¥ 153,876